SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - Private Placement [Member] - USD ($)	Nov. 14, 2025	Oct. 20, 2025
SUBSEQUENT EVENTS (Details) [Line Items]
Aggregate of ordinary shares	10,010,000	10,010,000
Price per share (in Dollars per share)		$ 2.09
Aggregate consideration (in Dollars)	$ 20,920,900